Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The intangible assets consisted of the following:

	As of December 31, 2019	As of December 31, 2018

Accounting software	$7,155	$7,272
Less: accumulated amortization	(5,215)	(3,846)
Intangible assets, net	$1,940	$3,426